Share Based Compensation Expenses - Schedule of Estimated Fair Value of Each Option Grant (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Estimated Fair Value of Each Option Grant [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10 years	10 years	10 years
Fair value of the underlying shares on the date of option grants (US$) (in Dollars per share)	$ 0.62	$ 0.39	$ 3.77
Minimum [Member]
Schedule of Estimated Fair Value of Each Option Grant [Line Items]
Expected volatility	90.10%	81.85%	46.00%
Risk-free interest rate (per annum)	3.70%	3.84%	3.15%
Fair value of the underlying shares on the date of option grants (US$) (in Dollars per share)	$ 0.38	$ 0.53	$ 3.8
Maximum [Member]
Schedule of Estimated Fair Value of Each Option Grant [Line Items]
Expected volatility	91.20%	83.12%	48.00%
Risk-free interest rate (per annum)	4.30%	4.27%	3.80%
Fair value of the underlying shares on the date of option grants (US$) (in Dollars per share)	$ 0.8	$ 1.2	$ 3.93